Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per Share
Schedule of computation of basic and diluted earnings per share

	Years ended December 31,
	2025	2024	2023
Numerator:
Net income (in thousands of US$)	$494,614	$505,073	$576,299

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	18,432	19,316	19,879
Effect of dilutive securities:
Dilutive effect of non-vested shares	48	69	25
Diluted weighted average common shares outstanding	18,480	19,385	19,904

Basic earnings per share (in US$ per share)	$26.83	$26.15	$28.99
Diluted earnings per share (in US$ per share)	$26.76	$26.05	$28.95